INCOME TAXES INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consisted of the following components:

(Dollars in thousands)	2013	2012	2011
Current expense
Federal	$41,679	$45,571	$46,270
State	2,883	4,956	6,493
Total current expense	44,562	50,527	52,763
Deferred (benefit) expense
Federal	(21,393)	(12,499)	(12,836)
State	(3,935)	(1,586)	(1,627)
Total deferred (benefit) expense	(25,328)	(14,085)	(14,463)
Income tax expense	$19,234	$36,442	$38,300

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the federal income tax rates, applied to income before income taxes, and the effective rates were due to the following:

(Dollars in thousands)	2013	2012	2011
Income taxes computed at federal statutory rate (35%) on income before income taxes	$23,646	$36,311	$36,763
Tax-exempt income	(1,266)	(626)	(586)
Bank-owned life insurance	(409)	(680)	(612)
Tax credits	(1,100)	(1,200)	(1,200)
State income taxes, net of federal tax benefit	(588)	2,191	3,163
Tax settlement of unconsolidated subsidiary	(1,318)	0	0
Other	269	446	772
Income tax expense	$19,234	$36,442	$38,300

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The major components of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2013, and 2012, were as follows:

(Dollars in thousands)	2013	2012
Deferred tax assets
Allowance for loan and lease losses	$23,074	$35,107
Deferred compensation	564	496
Mark to market adjustment on loans and derivatives	77	128
Postretirement benefits other than pension liability	86	113
Accrued stock-based compensation	1,222	1,681
Other reserves	143	438
Other real estate owned write-downs	2,507	3,640
Accrued expenses	3,617	4,611
Net unrealized losses on investment securities and derivatives	8,871	0
Other	1,390	1,094
Total deferred tax assets	41,551	47,308

Deferred tax liabilities
Tax depreciation greater than book depreciation	(7,450)	(7,997)
FHLB and FRB stock	(6,230)	(17,060)
Mortgage-servicing rights	(12)	(109)
Leasing activities	(3,833)	(1,919)
Deferred section 597 gain	(20,550)	(41,614)
Prepaid pension	(15,727)	(5,839)
Intangible assets	(11,612)	(10,214)
Deferred loan fees and costs	(2,136)	(1,737)
Prepaid expenses	(535)	(721)
Net unrealized gains on investment securities and derivatives	0	(7,682)
Fair value adjustments on acquisitions	(6,714)	(17,181)
Other	(1,180)	(1,803)
Total deferred tax liabilities	(75,979)	(113,876)
Total net deferred tax liability	$(34,428)	$(66,568)